Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Convertible Notes Payable
Convertible Notes Payable

Note 5 – Convertible Notes Payable

On March 30, 2015, the Company entered into a convertible note agreement for $100,000 with an investor. This convertible note matures on April 30, 2017 and bear an interest rate of two percent (2%) per annum. At any time prior to the maturity date the holder can elect to convert all amounts into shares of the Company's common stock determined using a pre-money valuation of the Company of $8,000,000. Also in the event that the Company issues and sells shares of its preferred shares of any series or any securities conferring the right to purchase the Company's preferred shares or securities convertible into the Company's preferred shares in a "Qualified Financing" of at least $300,000, then the outstanding principle balance of, plus any accrued but unpaid interest under, this Note, shall automatically convert at 90% of the lowest price per share paid by any Investor. On April 30, 2017, the investor elected to convert $100,000 of its April 30, 2017 convertible note. As of June 30, 2017, $0 of this note remains outstanding.

On June 5, 2015, the company entered into a convertible note agreement for $550,000 with an investor. This convertible note matures on June 1, 2017 and bear an interest rate of two percent (2%) per annum. The company has only received $483,205 of this note. At any time prior to the maturity date the holder can elect to convert all amounts into shares of the Company's common stock determined using a pre-money valuation of the Company of $8,000,000. Also in the event that the Company issues and sells shares of its preferred shares of any series or any securities conferring the right to purchase the Company's preferred shares or securities convertible into the Company's preferred shares in a "Qualified Financing" of at least $300,000, then the outstanding principle balance of, plus any accrued but unpaid interest under, this Note, shall automatically convert at 90% of the lowest price per share paid by any Investor. On April 30, 2017, the investor elected to convert $483,205 of its June 5, 2015 convertible note. As of June 30, 2017, $0 of this note remains outstanding.

On April 27, 2016, the Company entered into a convertible note agreement for $25,000 with an investor. This convertible note matures on April 27, 2019 and bears an interest rate of five percent (5%) per annum. The Company has only received $25,000 of this note. At any time prior to the maturity date the holder can elect to convert all amounts into shares of the Company's common stock determined using a pre-money valuation of the Company of $10,000,000. Also in the event that the Company issues and sells shares of its preferred shares of any series or any securities conferring the right to purchase the Company's preferred shares or securities convertible into the Company's preferred shares in a "Qualified Financing" of any amount, then the outstanding principle balance of, plus any accrued but unpaid interest under, this Note, shall automatically convert at 80% of the lowest price per share paid by any Investor. On April 30, 2017, the investor elected to convert $25,000 of its April 27, 2017 convertible note. As of June 30, 2017, $0 of this note remains outstanding.

On June 13, 2016, the Company entered into a convertible note agreement for $25,000 with an investor. This convertible note matures on June 10, 2018 and bear an interest rate of two percent (2%) per annum. At any time prior to the maturity date the holder can elect to convert all amounts into shares of the Company's common stock determined using a pre-money valuation of the Company of $10,000,000. Also in the event that the Company issues and sells shares of its preferred shares of any series or any securities conferring the right to purchase the Company's preferred shares or securities convertible into the Company's preferred shares in a "Qualified Financing" of at least $300,000, then the outstanding principle balance of, plus any accrued but unpaid interest under, this Note, shall automatically convert at 90% of the lowest price per share paid by any Investor. On April 30, 2017, the investor elected to convert $25,000 of its June 13, 2016 convertible note. As of June 30, 2017, $0 of this note remains outstanding.

The Company evaluated these notes in accordance with ASC 470-20, to determine if there exited a beneficial conversion feature embedded in each convertible note. Since the company has not completed a “Qualified Financing” as defined or has sold any of its preferred shares, the Company has determined that there was no beneficial conversion feature embedded in each convertible notes and therefore does not qualify for derivative accounting under 815-15, Derivatives and Hedging.

Note 5 – Convertible Notes Payable

Convertible notes payable as of December 31, 2016 and 2015, consisted of the following:

Description	2016	2015
On March 30, 2015, the Company entered into a convertible note agreement for $100,000 with an investor. This convertible note matures on April 30, 2017 and bears an interest rate of two percent (2%) per annum. At any time prior to the maturity date the holder can elect to convert all amounts into shares of the Company's common stock determined using a pre-money valuation of the Company of $8,000,000. Also in the event that the Company issues and sells shares of its preferred shares of any series or any securities conferring the right to purchase the Company's preferred shares or securities convertible into the Company's preferred shares in a "Qualified Financing" of at least $300,000, then the outstanding principle balance of, plus any accrued but unpaid interest under, this Note, shall automatically convert at 90% of the lowest price per share paid by any Investor.	$100,000	$100,000

On June 5, 2015, the Company entered into a convertible note agreement for $550,000 with an investor. This convertible note matures on June 1, 2017 and bears an interest rate of two percent (2%) per annum. The Company has only received $348,587 of this note. At any time prior to the maturity date the holder can elect to convert all amounts into shares of the Company's common stock determined using a pre-money valuation of the Company of $8,000,000. Also in the event that the Company issues and sells shares of its preferred shares of any series or any securities conferring the right to purchase the Company's preferred shares or securities convertible into the Company's preferred shares in a "Qualified Financing" of at least $300,000, then the outstanding principle balance of, plus any accrued but unpaid interest under, this Note, shall automatically convert at 90% of the lowest price per share paid by any Investor.	383,203	348,588

On April 27, 2016, the Company entered into a convertible note agreement for $25,000 with an investor. This convertible note matures on April 27, 2019 and bears an interest rate of five percent (5%) per annum. The Company has only received $15,000 of this note. At any time prior to the maturity date the holder can elect to convert all amounts into shares of the Company's common stock determined using a pre-money valuation of the Company of $10,000,000. Also in the event that the Company issues and sells shares of its preferred shares of any series or any securities conferring the right to purchase the Company's preferred shares or securities convertible into the Company's preferred shares in a "Qualified Financing" of any amount, then the outstanding principle balance of, plus any accrued but unpaid interest under, this Note, shall automatically convert at 80% of the lowest price per share paid by any Investor.	25,000	-

On June 13, 2016, the Company entered into a convertible note agreement for $25,000 with an investor. This convertible note matures on June 10, 2018 and bears an interest rate of two percent (2%) per annum. At any time prior to the maturity date the holder can elect to convert all amounts into shares of the Company's common stock determined using a pre-money valuation of the Company of $10,000,000. Also in the event that the Company issues and sells shares of its preferred shares of any series or any securities conferring the right to purchase the Company's preferred shares or securities convertible into the Company's preferred shares in a "Qualified Financing" of at least $300,000, then the outstanding principle balance of, plus any accrued but unpaid interest under, this Note, shall automatically convert at 90% of the lowest price per share paid by any Investor.	25,000	-

On October, 2016, the Company entered into a convertible note agreement for $61,048 with an investor. This convertible note matures on October 20, 2018 and bear an interest rate of 2%. At any time prior to the Maturity Date the holder can elect to convert all amounts into shares of the Company's common stock determined using a pre-money valuation of the Company of $10,000,000. Also in the event that the Company issues and sells shares of its preferred shares of any series or any securities conferring the right to purchase the Company's preferred shares or securities convertible into the Company's preferred shares in a "Qualified Financing" of at least $300,000, then the outstanding principle balance of, plus any accrued but unpaid interest under, this Note, shall automatically convert at 90% of the lowest price per share	61,048

Notes payable total	594,251	448,588
deferred financing fees	13,595	42,896

Principal balance	580,658	405,692
Current maturities	469,608	-

Long-term portion	111,048	405,692

The Company evaluated these notes in accordance with ASC 470-20, to determine if there existed a beneficial conversion feature embedded in each convertible note. Since the Company has not completed a “Qualified Financing” as defined or has sold any of its preferred shares, the Company has determined that there was no beneficial conversion feature embedded in each convertible notes and therefore does not qualify for derivative accounting under 815-15, Derivatives and Hedging.